Shareholder Fees - Institutional - Vanguard Total International Stock Index Fund	Feb. 25, 2021
Institutional Shares
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Institutional Plus Shares
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none